Schedule of accounts receivables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Account receivables	$ 1,530,445	$ 1,980,549		$ 953,424
Less: allowance for doubtful accounts	(100,083)	(129,517)	$ (100,083)	(129,517)
Account receivables, net	$ 1,430,362	$ 1,851,032		$ 823,907